CONTRIBUTIONS AND INVESTMENT OPTIONS (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) investment year
EBP, Description of Plan [Line Items]
Minimum annual compensation to total compensation percentage	1.00%
Maximum annual compensation to total compensation percentage	75.00%
Participant contribution match per dollar | $	$ 1.00
Participant compensation matched	5.00%
Percentage of contributions allocated to applicable target date fund if no selection is made	100.00%
Estimated retirement age | year	65
Minimum
EBP, Description of Plan [Line Items]
Deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	5.00%
Mutual funds
EBP, Description of Plan [Line Items]
Number of investment options	26
Common collective trust
EBP, Description of Plan [Line Items]
Number of investment options	1
Money market fund
EBP, Description of Plan [Line Items]
Number of investment options	1